Subsequent Events (Details) $ / shares in Units, ¥ in Thousands	Apr. 21, 2022 USD ($) $ / shares shares	Jan. 26, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)
Subsequent Events (Details) [Line Items]
Net proceeds (in Dollars) | ¥			¥ 111,559
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Net proceeds (in Dollars) | $	$ 2,600,000
Subsequent Event [Member] | Purchaser [Member]
Subsequent Events (Details) [Line Items]
Principal amount (in Dollars) | $		$ 3,000,000
Subsequent Event [Member] | Debenture [Member]
Subsequent Events (Details) [Line Items]
Convertible debenture		8.00%
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares		$ 4.05
Subsequent Event [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Purchase ordinary share		18,750,000
Exercise price per share (in Dollars per share) | $ / shares		$ 4.05
Subsequent Event [Member] | Series A Warrant [Member]
Subsequent Events (Details) [Line Items]
Purchase ordinary share		3,750,000
Subsequent Event [Member] | Series B Warrant [Member]
Subsequent Events (Details) [Line Items]
Purchase ordinary share		18,750,000
Exercise price per share (in Dollars per share) | $ / shares		$ 1
Forecast [Member]
Subsequent Events (Details) [Line Items]
Subsequent event description	at an extraordinary general meeting, the shareholders of the Company approved a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 (the “Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company should be US$50,000.00 divided into 25,000,000 ordinary shares of par value of US$0.002 each, comprising (a) 20,000,000 Class A ordinary shares of par value of US$0.002 each and (b) 5,000,000 Class B ordinary shares of par value of US$0.002 each, and there were 4,369,506 ordinary shares outstanding. Other than the subsequent event described above, the Company did not identify any subsequent events that would have required adjustment or disclosure on the combined and consolidated financial statements.
Forecast [Member] | Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Per ordinary share	6
Forecast [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares restated	937,500
Per ordinary share	81
Forecast [Member] | Series A Warrant [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares restated	187,500
Per ordinary share	81
Forecast [Member] | Series B Warrant [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares restated	937,500
Per ordinary share	20
Forecast [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares	$ 0.3